SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income (loss) per ordinary share (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A common stock
Numerator:
Allocation of net income (loss), as adjusted	$ (7,350,686)	$ 4,677,202
Denominator:
Basic weighted average shares outstanding	16,353,211	23,000,000
Diluted weighted average shares outstanding	16,353,211	23,000,000
Basic net income (loss) per ordinary share	$ (0.42)	$ 0.20
Diluted net income (loss) per ordinary share	$ (0.42)	$ 0.20
Class B common stock
Numerator:
Allocation of net income (loss), as adjusted	$ (1,837,671)	$ 1,169,301
Denominator:
Basic weighted average shares outstanding	5,529,817	5,750,000
Diluted weighted average shares outstanding	5,529,817	5,750,000
Basic net income (loss) per ordinary share	$ (0.42)	$ 0.20
Diluted net income (loss) per ordinary share	$ (0.42)	$ 0.20